Earnings per share (Details) - shares	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Profit / (loss) per share attributable to equity holders of the parent: (ii)
Weighted average outstanding shares	747	742	748
Adjustments for calculation of diluted earnings per share concepts that affect dilution	70		72
Weighted - average diluted common shares	817	742	820